Acquired intangible assets, net	12 Months Ended
Dec. 31, 2011
Acquired intangible assets, net

12. Acquired intangible assets, net

Acquired intangible assets, net consisted of the following:

	December 31,
	2010	2011
Distribution networks	$2,329,849	$2,329,849
Trademarks	2,864,348	2,902,259

	$5,194,197	$5,232,108
Less: accumulated amortization	(2,633,444)	(3,105,512)

	$2,560,753	$2,126,596

The Group recorded amortization expenses of $2,992,679, $477,082 and $439,965 for the years ended December 31, 2009, 2010 and 2011, respectively. The amortization expenses of the above intangible assets will be approximately $330,266, $315,971, $301,699, $301,699 and $301,699 for 2012, 2013, 2014, 2015 and 2016, respectively.